CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	1 Months Ended	3 Months Ended																	6 Months Ended				10 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2021	Jun. 26, 2021	Mar. 31, 2021	Mar. 27, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 27, 2020	Mar. 31, 2020	Mar. 28, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2021	Jun. 26, 2021	Jun. 30, 2020	Jun. 27, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018
Other (income) expense		$ 30,317,380																	$ 19,088,463				$ 0	$ 27,611,376		$ 0
Loss from operations		(481,780)																	(990,698)				0	(1,279,019)		0
Investment income on trust common securities		(12,620)																	(31,537)				0	(78,624)		0
Loss before taxes		(30,799,160)																	(20,079,161)				0	(28,890,395)		0
Tax benefit		0																	0				0	0		0
Net Loss	$ 0	$ (30,799,160)		$ 10,719,999		$ (28,890,395)	$ 0	$ 0		$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (20,079,161)				$ 0	$ (28,890,395)		$ 0
Net loss per share available to common shares	$ 0	$ (1.82)				$ (1.63)	$ 0	$ 0		$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (1.09)		$ 0		$ 0	$ (2.99)		$ 0
Weighted average basic and diluted shares outstanding (in shares)		16,954,225						6,037,500											18,394,339		6,037,500		6,037,500	9,654,569		6,037,500
Net loss	$ 0	$ (30,799,160)		$ 10,719,999		$ (28,890,395)	$ 0	$ 0		$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (20,079,161)				$ 0	$ (28,890,395)		$ 0
Hman Group holdings Inc and subsidiaries
Net sales			$ 375,715,000						$ 346,710,000											$ 716,996,000		$ 642,546,000			$ 1,368,295,000		$ 1,214,362,000	$ 974,175,000
Cost of sales (exclusive of depreciation and amortization shown separately below)			215,967,000						196,402,000											417,265,000		362,813,000			781,815,000		693,881,000	537,885,000
Selling, general and administrative expenses			111,662,000						94,970,000											214,841,000		184,723,000			398,472,000		382,131,000	320,543,000
Depreciation			15,270,000						17,230,000											31,611,000		34,747,000			67,423,000		65,658,000	46,060,000
Amortization			15,414,000						14,865,000											30,323,000		29,713,000			59,492,000		58,910,000	44,572,000
Management fees to related party			88,000						196,000											214,000		321,000			577,000		562,000	546,000
Other (income) expense			(2,195,000)						2,319,000											(2,547,000)		55,000			(5,250,000)		5,525,000	(2,874,000)
Loss from operations			19,509,000						20,728,000											25,289,000		30,174,000			65,766,000		7,695,000	27,443,000
Interest expense, net			19,159,000						23,878,000											38,178,000		47,058,000			86,774,000		101,613,000	70,545,000
Interest expense on junior subordinated debentures			3,152,000						3,184,000											6,304,000		6,336,000			12,707,000		12,608,000	12,608,000
(Gain) loss on mark-to-market adjustment of interest rate swap			(751,000)						(308,000)											(1,424,000)		1,942,000			601,000		2,608,000	607,000
Investment income on trust common securities			(94,000)						(94,000)											(189,000)		(189,000)			(378,000)		(378,000)	(378,000)
Loss before taxes			(1,957,000)						(5,932,000)											(17,580,000)		(24,973,000)			(33,938,000)		(108,756,000)	(67,571,000)
Tax benefit			1,428,000						(895,000)											(5,225,000)		(5,132,000)			(9,439,000)		(23,277,000)	(8,890,000)
Net Loss			$ (3,385,000)		$ (8,970,000)				$ (5,037,000)		$ (14,804,000)									$ (12,355,000)		$ (19,841,000)			$ (24,499,000)		$ (85,479,000)	$ (58,681,000)
Net loss per share available to common shares			$ (6)						$ (9)											$ (22)		$ (36)			$ (45)		$ (158)	$ (108)
Weighted average basic and diluted shares outstanding (in shares)			553						544											553		544			545		543	545
Net loss			$ (3,385,000)		(8,970,000)				$ (5,037,000)		(14,804,000)									$ (12,355,000)		$ (19,841,000)			$ (24,499,000)		$ (85,479,000)	$ (58,681,000)
Other comprehensive income (loss):
Foreign currency translation adjustments			3,842,000		$ 2,473,000				3,643,000		$ (11,213,000)									6,315,000		(7,570,000)			2,652,000		5,550,000	(11,053,000)
Total other comprehensive income (loss)			3,842,000						3,643,000											6,315,000		(7,570,000)			2,652,000		5,550,000	(11,053,000)
Comprehensive income (loss)			$ 457,000						$ (1,394,000)											$ (6,040,000)		$ (27,411,000)			$ (21,847,000)		$ (79,929,000)	$ (69,734,000)